Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
2)	Summary of Significant Accounting Policies

(a)Basis of Preparation

The accompanying unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for financial information. In the opinion of management of the Partnership, all adjustments considered necessary for a fair presentation, which are of normal recurring nature, have been included. All intercompany balances and transactions are eliminated. The unaudited condensed consolidated financial statements do not include all the disclosures and information required for a complete set of annual financial statements; and, therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2024, which are included in the Partnership’s Annual Report on Form 20-F (the “2024 20-F”).

(b)Significant Accounting Policies

The accounting policies adopted in the preparation of the unaudited condensed consolidated financial statements are consistent with those followed in the preparation of the Partnership’s audited consolidated financial statements for the year ended December 31, 2024, as contained in the 2024 20-F.

(c)Recent Accounting Pronouncements

Adoption of new accounting standards

On December 14, 2023, the Financial Accounting Standards Board (“FASB”) issued the Accounting Standard Update (“ASU”) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The guidance requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. This guidance is effective for periods beginning after December 15, 2024, with early adoption permitted. The amendments in this update should be applied either prospectively or retrospectively to all periods presented in the financial statements. The new guidance is not expected to materially impact the Partnership.

Accounting pronouncements not yet adopted

Other recently issued accounting pronouncements are not expected to materially impact the Partnership.